FEDERAL HOME LOAN BANK ADVANCES (Tables) (Federal Home Loan Bank Advances)	12 Months Ended
Dec. 31, 2014
Federal Home Loan Bank Advances
Federal Home Loan Bank Advances
Schedule of contractual maturities of advances
Year Ending December 31,	Amount
2015	$1,500,000
2016	987,745
$2,487,745